S000004343 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2000 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%	8.09%
iShares Russell 2000 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.04%	6.78%	8.09%
Performance Inception Date					Jul. 24, 2000
iShares Russell 2000 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.76%	6.59%	7.87%
iShares Russell 2000 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	5.27%	6.53%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.